UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

1636 Logan Street
Denver, Colorado 80203
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: April 30, 2017


American Growth Fund, Inc.
1636 Logan Street
Denver, CO 80203
(Name and Address of Agent for Service)

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Pleasedirect comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

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ITEM 1 - Schedule of Investments

American Growth Fund Series 2
April 30, 2017
(unaudited)

                                             			Market
Common Stocks 89.11%				Shares          Value


Drug Manufacturers 23.62%

GW Pharmaceuticals Plc*				   520		 61,740
Zynerba Pharmaceuticals Inc.*			 1,490		 31,260
Merck & Company Inc. (new)			   420		 26,179
AbbVie Inc. 					   270		 17,804
Medical Marijuana Inc.*				30,000		  3,540
CV Sciences Inc.*				 9,730		  3,113
OWC Pharmaceutical Inc.*			 1,600		  1,536
Valeant Pharmaceuticals*			   140		  1,295
		                                -----------------------
                                                                146,467

Biotechnologies  11.55%

Cara Therapeutics Inc.*				 1,505		 23,915
Corbus Pharmaceutical Holdings*			 2,730		 19,656
GB Sciences*					50,630		 13,113
Insys Therapeutics Inc.*			   900		 10,125
Nemus Bio Science Inc.*				18,515		  4,812
						-----------------------
								 71,621

Agriculture  9.82%

Scotts Miracle-Gro Compnay (The)		   630		 60,858
						-----------------------
								 60,858

Application Soaftware  8.55%

Microsoft Corporation				   450		 30,807
MassRoot Inc.*					30,450		 22,222
						-----------------------
								 53,029

Medical Devices  5.79%

Abbot Laboratories				   710		 30,984
Canna Bix Technologies, Inc.*			 9,100   	  4,914
						-----------------------
								 35,898

Business Services  3.81%

Americann Inc.*					 2,475		 12,326
Canna Grow Holdings, Inc.*			 7,110		  8,034
Signal Bay, Inc.*			       104,060		  2,019
Medicine Man Technologies Inc.*			   730		  1,241
						-----------------------
								 23,620

Personal Services  3.71%

Cannabis Sativa Inc.*				 4,500		 22,995
						-----------------------
								 22,995

Industrial Products 3.65%

Vesta Wind Systems A/S ASRL			   790		 22,641
						-----------------------
						                 22,641

Medical Diagnostics & Research 3.62%

Cannabis Science Inc.*			       303,300		 22,444
						-----------------------
						                 22,444

Computer Hardware  2.41%

Solis Tele Inc.*				 8,700		 14,964
						-----------------------
								 14,964

Real Estate Services  2.93%

Grow Condos Inc.*				12,845 		 11,689
Innovative Industrial Properties, Inc.*		   360		  6,480
						-----------------------
								 18,169

Farm and Constuction Equipment  2.65%

American Cannabis Co Inc.*			10,030		  5,618
Surna Inc.*					32,590		  5,592
Terra Tech Corp*				23,825		  5,242
						-----------------------
								 16,452

Packaging and Containers  1.87%

Kush Bottles Inc.*				 4,710		 11,304
						-----------------------
								 11,304

Conglomerates  1.32%

Axim Biotechnologies Inc.*			   710		  8,206
						-----------------------
								  8,206

Consumer Packaging Goods  1.31%

Two Rivers Water & Farming Company*		15,000		  8,100
						-----------------------
								  8,100

Retail - Apparel & Specialty  1.14%

Aerogrow Intl Inc.				 2,720		  7,045
						-----------------------
								  7,045

Consulting & Outsourcing  0.68%

Blue Line Protection Group Inc.*	       141,000		  4,230
						-----------------------
								  4,230

Tobacco  0.55%

MCIG Inc.*					14,110		  3,389
						-----------------------
								  3,389

Metals and Mining  0.18%

Zoned Properties Inc.*				   830		  1,120
						-----------------------
								  1,120




Total Value Common Stocks (cost 522,257)         89.11%	        552,552


Cash and Recevable, less liabilities	         10.89%	         67,492
		                                -----------------------

Total Net Assets	                        100.00%	        620,044
		                                =======================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities           71,212
Gross Unrealized depreciation on investment securities	        (40,917)
                                                          -------------
Net  Unrealized depreciation on investment securities	         30,295
Cost of investment securities for federal income tax
purposes                                                        522,257

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S.
GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used, as of April 30, 2017, in valuing the Fund's assets carried at fair value:
Equity           Level 1      Level 2      Level 3      Total
Common Stock     $552,552     $0           $0           $552,552

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ITEM 2 - Controls and Procedures


The Registrant's Principal Executive Officer/Principal Financial
Officer has concluded, based on his evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal controls over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)) is attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Timothy E. Taggart
	President
	Chief Financial Officer
	June 15, 2017